JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 98.5%
Alternative Assets — 1.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,223	53,381

Fixed Income — 10.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	29,479	328,391
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,424	42,960
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,299	15,748
JPMorgan High Yield Fund Class R6 Shares (a)	8,213	56,667
JPMorgan Income Fund Class R6 Shares (a)	2,251	20,399

Total Fixed Income		464,165

International Equity — 21.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,757	120,111
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,717	100,332
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	4,048	114,482
JPMorgan International Equity Fund Class R6 Shares (a)	9,524	176,482
JPMorgan International Focus Fund Class R6 Shares (a)	5,014	123,885
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	17,512	335,356

Total International Equity		970,648

U.S. Equity — 65.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,641	157,995
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	8,002	465,892
JPMorgan Large Cap Value Fund Class R6 Shares (a)	23,568	477,243
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	20,481	239,017
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,518	72,117
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	308	19,206
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,535	105,021
JPMorgan U.S. Equity Fund Class R6 Shares (a)	30,268	639,868
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,625	226,533
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,851	344,308
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,077	166,030

Total U.S. Equity		2,913,230

TOTAL INVESTMENT COMPANIES (Cost $3,232,961)		4,401,424

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b) (Cost $65,879)	65,879	65,879

Total Investments — 100.0% (Cost $3,298,840)		4,467,303
Other Assets Less Liabilities — 0.0% (c)		374

Net Assets — 100.0%		4,467,677

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,467,303	$–	$–	$4,467,303

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$286,742	$66,173	$—	$—	$(24,524)	$328,391	29,479	$4,866	$2,291
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,044	10,894	—	—	(2,978)	42,960	5,424	721	262
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	17,909	584	—	—	(2,745)	15,748	2,299	584	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	126,383	37,934	—	—	(44,206)	120,111	3,757	825	3,837
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	101,406	24,450	—	—	(25,524)	100,332	5,717	2,813	2,682
JPMorgan Equity Income Fund Class R6 Shares (a)	136,682	14,606	—	—	6,707	157,995	6,641	2,178	2,825
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	118,666	7,858	—	—	(12,042)	114,482	4,048	2,952	—
JPMorgan High Yield Fund Class R6 Shares (a)	58,084	2,068	—	—	(3,485)	56,667	8,213	2,068	—
JPMorgan Income Fund Class R6 Shares (a)	17,684	3,677	—	—	(962)	20,399	2,251	522	—
JPMorgan International Equity Fund Class R6 Shares (a)	174,176	28,690	—	—	(26,384)	176,482	9,524	4,036	8,267
JPMorgan International Focus Fund Class R6 Shares (a)	127,367	11,291	—	—	(14,773)	123,885	5,014	2,559	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	327,933	34,486	—	—	(27,063)	335,356	17,512	13,864	—
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	467,865	72,080	—	—	(74,053)	465,892	8,002	—	63,389
JPMorgan Large Cap Value Fund Class R6 Shares (a)	426,327	45,578	—	—	5,338	477,243	23,568	4,543	30,114
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	235,346	26,352	—	—	(22,681)	239,017	20,481	2,736	23,616
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	73,142	13,567	—	—	(14,592)	72,117	1,518	—	6,477
JPMorgan Realty Income Fund Class R6 Shares (a)	50,919	4,071	4,089	970	1,510	53,381	3,223	400	3,671
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,863	3,288	—	—	(3,945)	19,206	308	74	3,214
JPMorgan Small Cap Value Fund Class R6 Shares (a)	104,559	15,280	—	—	(14,818)	105,021	3,535	529	14,750
JPMorgan U.S. Equity Fund Class R6 Shares (a)	592,506	64,476	—	—	(17,114)	639,868	30,268	3,552	60,924
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	218,557	44,766	—	—	(36,790)	226,533	3,625	1,003	43,763
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	77,533	228,797	240,451	—	—	65,879	65,879	24	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	318,872	43,104	—	—	(17,668)	344,308	9,851	2,518	38,435
JPMorgan Value Advantage Fund Class R6 Shares (a)	148,266	25,573	—	—	(7,809)	166,030	4,077	2,010	18,689

Total	$4,261,831	$829,643	$244,540	$970	$(380,601)	$4,467,303		$55,377	$327,206

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.